Contract Liabilities - Schedule of Contract Liabilities (Details) - CNY (¥)	Dec. 31, 2024	Dec. 31, 2023
Contract with Customer, Asset, Past Due [Line Items]
Contract liabilities - current	¥ 39,677,547	¥ 40,714,834
Contract liabilities – non-current	8,021,755	5,271,661
Deferred Revenue Related to Customer Loyalty Program [Member]
Contract with Customer, Asset, Past Due [Line Items]
Contract liabilities - current	14,187,502	20,008,439
Advance from Customers Related to Coupons and Gift Cards [Member]
Contract with Customer, Asset, Past Due [Line Items]
Contract liabilities - current	12,390,620	11,255,648
Deferred Revenue Related to Upfront Franchise Fees Received from Sub-franchisees [Member]
Contract with Customer, Asset, Past Due [Line Items]
Contract liabilities - current	3,235,686	1,349,357
Contract liabilities – non-current	7,781,755	5,271,661
Advance from Sub Franchisees Related to Other Franchise Support Activities [Member]
Contract with Customer, Asset, Past Due [Line Items]
Contract liabilities - current	8,435,669	2,692,461
Other [Member]
Contract with Customer, Asset, Past Due [Line Items]
Contract liabilities - current	1,428,070	5,408,929
Other [Member]
Contract with Customer, Asset, Past Due [Line Items]
Contract liabilities – non-current	¥ 240,000